UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-07529

Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	May 31, 2008

Item 1. Schedule of Investments

Asian Small Companies Portfolio	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Australia — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Beach Petroleum, Ltd.	911,510	$1,454,833
		$1,454,833
Total Australia (identified cost $1,442,619)		$1,454,833
China — 10.6%
Containers & Packaging — 3.0%
AMVIG Holdings, Ltd.	7,692,000	$8,441,957
		$8,441,957
Food Products — 2.3%
China Green Holdings, Ltd.	5,016,000	$6,631,464
		$6,631,464
Hotels, Restaurants & Leisure — 1.0%
China LotSynergy Holdings, Ltd. (1)	57,900,000	$2,743,982
		$2,743,982
Personal Products — 3.0%
Beauty China Holdings, Ltd.	12,903,000	$8,586,373
		$8,586,373
Textiles, Apparel & Luxury Goods — 1.3%
China Eratat Sports Fashion, Ltd. (1)	16,532,000	$3,636,737
		$3,636,737
Total China (identified cost $24,943,602)		$30,040,513
Hong Kong — 16.3%
Chemicals — 2.3%
Huabao International Holdings, Ltd.	6,405,000	$6,491,056
		$6,491,056
Distributors — 2.5%
Integrated Distribution Services Group, Ltd.	2,917,000	$7,163,768
		$7,163,768
Hotels, Restaurants & Leisure — 2.3%
Fairwood Holdings, Ltd.	5,806,500	$6,487,998
		$6,487,998
Textiles, Apparel & Luxury Goods — 9.2%
Peace Mark Holdings, Ltd.	11,044,000	$12,763,017
Ports Design, Ltd.	3,002,500	9,257,543
Walker Group Holdings, Ltd.	18,039,000	3,864,177
		$25,884,737
Total Hong Kong (identified cost $26,280,488)		$46,027,559
Malaysia — 8.9%
Commercial Services & Supplies — 2.7%
Pelikan International Corp.	8,959,000	$7,716,978
		$7,716,978
Construction Materials — 0.7%
Lafarge Malayan Cement BHD	1,429,040	$1,940,541
		$1,940,541

Electronic Equipment & Instruments — 2.7%
Uchi Technologies BHD	11,346,300	$7,705,556
		$7,705,556
Health Care Equipment & Supplies — 2.8%
Kossan Rubber Industries BHD	7,884,100	$7,978,571
		$7,978,571
Total Malaysia (identified cost $27,441,595)		$25,341,646
Philippines — 0.2%
Construction Materials — 0.2%
Holcim Philippines, Inc.	4,277,000	$528,097
		$528,097
Total Philippines (identified cost $562,834)		$528,097
Singapore — 31.4%
Air Freight & Logistics — 2.0%
Goodpack, Ltd.	4,446,875	$5,579,516
		$5,579,516
Computer Peripherals — 2.7%
Unisteel Tech, Ltd.	6,697,000	$7,718,470
		$7,718,470
Construction & Engineering — 1.5%
Ausgroup, Ltd.	5,418,000	$3,535,841
Jasper Investments, Ltd. (1)	1,708,000	626,214
		$4,162,055
Diversified Consumer Services — 9.6%
Hartford Education Corp., Ltd.	5,382,350	$828,813
Raffles Education Corp., Ltd.	26,974,000	26,386,081
		$27,214,894
Energy Equipment and Services — 6.9%
Ezra Holdings, Ltd.	8,782,520	$19,355,515
		$19,355,515
IT Services — 5.7%
CSE Global, Ltd.	19,433,500	$16,214,700
		$16,214,700
Machinery — 2.7%
Armstrong Industrial Corp., Ltd.	31,172,000	$7,464,457
		$7,464,457
Real Estate — 0.3%
Ascott Residence Trust	918,000	$842,613
		$842,613
Total Singapore (identified cost $42,902,961)		$88,552,220
Taiwan — 18.9%
Commercial Banks — 1.8%
Ta Chong Bank Co., Ltd. (1)	15,529,000	$5,085,491
		$5,085,491
Communications Equipment — 1.7%
Cipherlab Co., Ltd.	1,992,000	$4,810,643
		$4,810,643

Electronic Equipment & Instruments — 2.0%
Av Tech Corp.	1,044,584	$5,635,511
		$5,635,511
Hotels, Restaurants & Leisure — 1.2%
Formosa International Hotels Corp.	170,000	$3,422,162
		$3,422,162
Household Durables — 1.4%
Chong Hong Construction Co., Ltd.	1,486,000	$3,986,623
		$3,986,623
Machinery — 3.7%
Awea Mechantronic Co., Ltd.	2,745,124	$5,149,327
Nak Sealing Technologies Corp.	3,972,837	5,280,791
		$10,430,118
Metals & Mining — 2.2%
Gloria Material Tech Corp.	4,008,000	$6,208,455
		$6,208,455
Real Estate Management & Development — 3.0%
Huaku Development Co., Ltd.	821,000	$3,109,316
Prince Housing Development Corp.	6,518,000	5,429,069
		$8,538,385
Textiles, Apparel & Luxury Goods — 1.9%
Ruentex Industries, Ltd.	5,293,000	$5,403,770
		$5,403,770
Total Taiwan (identified cost $52,770,453)		$53,521,158
Thailand — 9.4%
Commercial Banks — 1.0%
Siam City Bank Public Co., Ltd. NVDR	5,269,100	$2,691,081
		$2,691,081
Consumer Finance — 2.5%
Thanachart Capital Public Co., Ltd.	14,439,000	$6,931,786
		$6,931,786
Food Products — 1.0%
Thai Vegetable Oil Public Co., Ltd.	4,001,893	$2,734,021
		$2,734,021
Health Care Providers & Services — 1.0%
Bumrungrad Hospital Public Co., Ltd. (2)	2,745,800	$2,957,470
		$2,957,470
Household Durables — 0.5%
Lalin Property Public Co., Ltd.	12,929,200	$1,328,928
		$1,328,928
Real Estate — 0.7%
Property Perfect Public Co., Ltd.	14,025,037	$2,019,916
		$2,019,916
Wireless Telecommunication Services — 2.7%
Total Access Communication PCL	4,554,200	$7,514,430
		$7,514,430
Total Thailand (identified cost $21,291,272)		$26,177,632
Total Common Stocks (identified cost $197,635,824)		$271,643,658

Warrants — 1.0%

Security	Shares	Value
Thailand — 1.0%
Quality Houses Public Co., Ltd., Exp. 9/11/08, strike price THB 1.18 (1)	66,975,500	$2,803,098
		$2,803,098
Total Thailand (identified cost $3,167,509)		$2,803,098
Total Warrants (identified cost $3,167,509)		$2,803,098
Total Investments — 97.2% (identified cost $200,803,333)		$274,446,756
Other Assets, Less Liabilities — 2.8%		$7,833,869
Net Assets — 100.0%		$282,280,625

NVDR	—	Non Voting Depository Receipt

(1)		Non-income producing security.
(2)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at May 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,825,660
Gross unrealized appreciation	$97,759,974
Gross unrealized depreciation	(24,138,878)
Net unrealized appreciation	$73,621,096

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	July 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	July 25, 2008